Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) - USD ($) $ in Millions					3 Months Ended	6 Months Ended			10 Months Ended
		Jun. 30, 2026	Jan. 30, 2026	Sep. 16, 2025	Sep. 30, 2026	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale	[1]						$ (433)	$ (34)
Assets held for sale		$ 22,732					22,732		$ 22,732	$ 11,115
Liabilities of disposal groups held for sale		30,097					30,097		30,097	23,382
Total external assets		3,438,161					3,438,161	3,214,371	3,438,161	3,233,034
Liabilities		3,241,080					3,241,080		3,241,080	3,027,368
Expense of restructuring activities							318	$ 616
Insurance contract liabilities		130,053					130,053		130,053	122,955
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		22,336					22,336		22,336	9,713
Liabilities		30,097					30,097		30,097	23,382
Insurance contract liabilities		10,645					10,645		10,645	4,925
HSBC Continental Europe | HSBC Bank Malta p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary				70.03%
HSBC Bank Malta p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale							(300)
Assets held for sale		19,300					19,300		19,300
Liabilities of disposal groups held for sale		20,400					20,400		20,400
HSBC Bank Malta p.l.c. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		8,355					8,355		8,355
Liabilities		8,046					8,046		8,046
Insurance contract liabilities		630					630		630
HSBC Bank Malta p.l.c. | HSBC Continental Europe | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale									(300)
UK Life Insurance Business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale							(200)
UK Life Insurance Business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets										6,624
Liabilities										6,386
Insurance contract liabilities										4,925
UK Life Insurance Business | HSBC Bank plc | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets										6,600
Liabilities										6,400
Increase/(decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation			$ (200)
Sri Lanka retail banking business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale							0
Sri Lanka retail banking business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets										121
Liabilities										470
Insurance contract liabilities										0
Egypt Retail Banking Business | HSBC Bank Egypt S.A.E. | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale						$ (300)
Egypt Retail Banking Business | HSBC Bank Egypt S.A.E. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		400					400		400
Liabilities		2,800					2,800		2,800
Australian Home and Personal Loans Portfolio | HSBC Austrailia
Disclosure of analysis of single amount of discontinued operations [line items]
Increase/(decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation		(300)
Australian Home and Personal Loans Portfolio | HSBC Austrailia | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Expense of restructuring activities						300
Australian Home and Personal Loans Portfolio | HSBC Austrailia | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		25,300					25,300		25,300
Singapore Insurance | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		10,737					10,737		10,737
Liabilities		10,434					10,434		10,434
Insurance contract liabilities		10,015					10,015		10,015
Singapore Insurance | HSBC Insurance (Asia-Pacific) Holdings Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale		10,700					10,700		10,700
Liabilities of disposal groups held for sale		10,400					10,400		10,400
Singapore Insurance | HSBC Insurance (Asia-Pacific) Holdings Limited | Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Insurance contract liabilities		1,400					1,400		1,400
Singapore Insurance | HSBC Insurance (Asia-Pacific) Holdings Limited | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale						1,800
HSBC Bank (Uruguay) S.A. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets		2,287					2,287		2,287	2,142
Liabilities		2,077					2,077		2,077	1,959
Insurance contract liabilities		0					0		0	0
PT Bank HSBC Indonesia | Forecast | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale						$ 400
PT Bank HSBC Indonesia | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale		200					200		200
Liabilities of disposal groups held for sale		1,900					1,900		1,900
Total external assets		243					243		243
Liabilities		1,917					1,917		1,917
Insurance contract liabilities		0					$ 0		$ 0
South Africa | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets										442
Liabilities										2,082
Insurance contract liabilities										0
South Africa | HSBC Bank plc
Disclosure of analysis of single amount of discontinued operations [line items]
Increase/(decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation		$ (100)
South Africa | HSBC Bank plc | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total external assets										400
Liabilities										$ 2,100
Germany Custody Business | HSBC Continental Europe | Forecast | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) recognised on assets held for sale					$ 100

[1]	Amounts in 1H26 include $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c.